Net Loss Per Share - Additional Information (Detail) - shares		6 Months Ended		12 Months Ended
	Mar. 08, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earn out shares subject to vesting and potential forfeiture	4,970,000	4,970,000		4,970,000
Options granted (in shares)		0		5,000,000
Non Qualified Stock Option Awards | CEO Option Award
Options granted (in shares)	25,000,000	25,000,000		25,000,000
Unvested restricted stock units | Officer
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000	10,800,000	12,500,000	11,500,000